Mortgage Notes Payable - FP Land LLC (FP Land LLC, predecessor business)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FP Land LLC, predecessor business
Mortgage Notes Payable

Note 5—Mortgage Notes Payable

As of March 31, 2014 and December 31, 2013, the Company had the following indebtedness outstanding:

			Annual Interest Rate as of March 31,	Principal Outstanding as of				Book Value of Collateral as of
Loan	Payment Terms	Interest Rate Terms	2014	March 31, 2014	December 31, 2013	Maturity		March 31, 2014
Financial institution	Annual principal and interest	Proprietary index, initially 3.25%	3.25%	$1,137,388	$1,137,388	October 2032	(a)	$4,455,236
Financial institution	Annual principal and interest	Proprietary index, initially 3.99%	3.99%	255,143	255,143	December 2027		833,068
Financial institution	Annual principal and interest	Proprietary index, initially 3.99%	3.99%	—	240,000	December 2021	(b)	—
Financial institution	Principal and interest at maturity	Greater of LIBOR + 2.59% and 2.80%	2.80%	1,796,000	1,796,000	June 2016	(a)(c)	2,426,593
Financial institution	Annual principal and interest	5.25% until 2015, then 5-yr US Treasury + 3.5%	5.25%	920,441	920,441	July 2030	(b)	924,667
Financial institution	Annual principal and interest	4.95% until 2016, then 5-yr US Treasury + 3.5%	4.95%	528,748	528,748	September 2031	(b)	562,740
Financial institution	Annual principal and quarterly interest	Greater of LIBOR + 2.59% and 2.80%	2.80%	33,733,900	34,500,000	March 2016	(a)(b)(c)	29,548,000
Financial institution	Annual principal and interest	Proprietary index, initially 4.9%	4.90%	787,285	787,285	December 2041	(b)(c)	1,025,229
Financial institution	Principal and interest at maturity	3.15% until 2014, then proprietary index	3.20%	469,732	469,732	November 2032	(a)(b)(c)	225,000
Financial institution	Annual principal and interest	Proprietary index, initially 3.15%	3.15%	1,742,500	1,742,500	April 2043	(a)(c)	884,214
Financial institution	Annual principal and interest	4.00%	4.00%	688,000	688,000	April 2018	(a)(c)	1,147,188
Total				$42,059,137	$43,065,237			$42,031,935

(a) Personally guaranteed by Mr. Hough.

(b) Includes collateral not included in these combined consolidated financial statements.

(c) Personally guaranteed by Mr. Pittman.

The collateral for the Company’s indebtedness consists of real estate, including farms, grain facilities and any other improvements present on such real estate.

Each of the loan agreements governing the Company’s outstanding indebtedness includes standard acceleration clauses triggered by default under certain provisions of the note.

The debt allocated to the Company is partially collateralized by real estate not owned by the Company. That notwithstanding, the Company has been paying all obligations related to the allocated debt, as reflected in these combined consolidated financial statements, and intends to continue doing so.

Aggregate maturities of long-term debt for the succeeding years are as follows:

Year Ending December 31,
Remaining 9 months in 2014	$643,914
2015	1,411,530
2016	34,085,606
2017	217,995
2018	819,857
2019 and later	4,880,235
$42,059,137

FASB ASC 820-10 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

•                  Level 1—Inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

•                  Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable or can be substantially corroborated for the asset or liability, either directly or indirectly.

•                  Level 3—Inputs to the valuation methodology are unobservable, supported by little or no market activity and are significant to the fair value measurement.

The fair value of the mortgage notes payable is valued using Level 3 inputs under the hierarchy established by GAAP and is calculated based on a discounted cash flow analysis, using interest rates based on management’s estimates of market interest rates on long-term debt with comparable terms whenever the interest rates on the mortgage notes payable are deemed not to be at market rates. As of March 31, 2014 and December 31, 2013, the fair value of the mortgage notes payable was $42.1 million and $43.1 million, respectively.

Note 5—Mortgage Notes Payable

        On December 31, 2013 and 2012, the Company had the following indebtedness outstanding:

			Annual Interest Rate as of December 31,		Principal Outstanding as of
									Book Value of Collateral as of December 31, 2013
					December 31, 2013	December 31, 2012
Loan	Payment Terms	Interest Rate Terms	2013	2012			Maturity
Financial institution	Annual principal and interest	Proprietary index, initially 3.25%	3.25%	3.25%	$1,137,388	$1,180,000	October 2032	(a)	$4,455,236
Financial institution	Annual principal and interest	Proprietary index, initially 3.99%	3.99%	3.99%	255,143	262,500	December 2027		833,068
Financial institution	Principal and interest at maturity	4.99%		4.99%	—	60,000	April 2013		—
Financial institution	Annual principal and interest	Proprietary index, initially 3.99%	3.99%	3.99%	240,000	270,000	December 2021	(b)	1,904,000
Financial institution	Principal and interest at maturity	Prime		3.25%	—	1,164,000	June 2013		—
Financial institution	Principal and interest at maturity	Greater of LIBOR plus 2.59% and 2.80%	2.80%		1,796,000	—	June 2016	(a)(c)	2,426,593
Financial institution	Annual principal and quarterly interest	Prime + 0.25%		3.50%	—	675,000	September 2014		—
Financial institution	Annual principal and interest	5.25% until 2015, then 5-yr US Treasury + 3.5%	5.25%	5.25%	920,441	954,768	July 2030	(b)	924,667
Financial institution	Annual principal and interest	4.95% until 2016, then 5-yr US Treasury + 3.5%	4.95%	4.95%	528,748	546,662	September 2031	(b)	562,740
Financial institution	Principal at maturity and interest quarterly	Greater of prime and 3.00%		3.00%	—	26,111,697	July 2013		—
Financial institution	Annual principal and quarterly interest	Greater of LIBOR + 2.59% and 2.80%	2.80%		34,500,000	—	March 2016	(a)(b)(c)	29,548,000
Financial institution	Principal at maturity and interest quarterly	Prime	3.25%	3.25%	—	537,700	July 2013		—
Financial institution	Annual principal and quarterly interest	Prime	3.25%	3.25%	—	775,500	October 2015		—
Financial institution	Annual principal and interest	Proprietary index, initially 5.5%	5.50%	5.50%	—	483,591	March 2040		—
Financial institution	Annual principal and interest	Proprietary index, initially 4.9%	4.90%	4.90%	—	343,469	December 2039		—
Financial institution	Annual principal and interest	Proprietary index, initially 4.9%	4.90%	4.90%	787,285	800,000	December 2041	(b)(c)	1,025,229
Financial institution	Principal and interest at maturity	3.15% until 2014, then proprietary index	3.15%	3.90%	469,732	500,000	November 2032	(a)(b)(c)	225,000
Financial institution	Annual principal and interest	Proprietary index, initially 3.15%	3.15%		1,742,500	—	April 2043	(a)(c)	884,214
Financial institution	Annual principal and interest	4.00%	4.00%		688,000	—	April 2018	(a)(c)	1,147,188
Seller	Principal and interest at maturity	1.00%		1.00%	—	1,533,844	January 2013		—

Total					$43,065,237	$36,198,731			$43,935,935
(a)
Personally guaranteed by Mr. Hough.

(b)
Includes collateral not included in these combined consolidated financial statements.

(c)
Personally guaranteed by Mr. Pittman.

        The collateral for the Company's indebtedness consists of real estate, including farms, grain facilities and any other improvements present on such real estate.

        Each of the loan agreements governing the Company's outstanding indebtedness includes standard acceleration clauses triggered by default under certain provisions of the note.

        The debt allocated to the Company is partially collateralized by real estate not owned by the Company. That notwithstanding, the Company has been paying all obligations related to the allocated debt, as reflected in these combined consolidated financial statements, and intends to continue doing so.

        Aggregate maturities of long-term debt for the succeeding years are as follows:

Year Ending December 31,
2014	$1,440,014
2015	1,441,529
2016	34,115,606
2017	247,995
2018	849,857
2019 and later	4,970,236

Total	$43,065,237

        FASB ASC 820-10 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

  •
  Level 1—Inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

  •
  Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable or can be substantially corroborated for the asset or liability, either directly or indirectly.

  •
  Level 3—Inputs to the valuation methodology are unobservable, supported by little or no market activity and are significant to the fair value measurement.

        The fair value of the mortgage notes payable is valued using Level 3 inputs under the hierarchy established by GAAP and is calculated based on a discounted cash flow analysis, using interest rates based on management's estimates of market interest rates on long-term debt with comparable terms whenever the interest rates on the mortgage notes payable are deemed not to be at market rates. As of December 31, 2013 and 2012, the fair value of the mortgage notes payable was $43.1 million and $36.2 million, respectively.